UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Salzman & Co., Inc.

   Address:   411 West Putnam Avenue
              Greenwich, CT  06830

   Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Stephen B. Salzman
   Title:   CEO/President
   Phone:   203-302-2701

Signature Place and Date of Signing:




   /s/ Stephen B. Salzman          Greenwich, CT          February 5, 2008

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Salzman & Co., Inc.
28-12184
Report for Period Ended:  12/31/2007

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           10
   Form 13F Information Table Value Total:     $467,231 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    46419  1579400 SH       SOLE                1579400
CABOT CORP                     COM              127055101    48050  1441199 SH       SOLE                1441199
EAGLE MATERIALS INC            COM              26969P108    31020   874300 SH       SOLE                 874300
FASTENAL CO                    COM              311900104   128214  3172046 SH       SOLE                3172046
FEDERAL NATL MTG ASSN          COM              313586109    90743  2269700 SH       SOLE                2269700
NATIONAL FUEL GAS CO N J       COM              636180101    16894   361900 SH       SOLE                 361900
TRINITY INDS INC               COM              896522109     7914   285100 SH       SOLE                 285100
VULCAN MATLS CO                COM              929160109     8858   112000 SH       SOLE                 112000
WELLPOINT INC                  COM              94973V107    11115   126700 SH       SOLE                 126700
WESTERN UN CO                  COM              959802109    78004  3212700 SH       SOLE                3212700